PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT
Components of property, plant and equipment

Significant components of property, plant and equipment are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

Land and land improvements	$16,045	$15,963	$15,821	$15,292
Buildings and improvements	44,376	43,416	42,754	42,661
Machinery and other equipment	94,113	84,953	82,129	80,018
Leasehold improvements	8,688	5,707	4,829	4,685
Accumulated depreciation and amortization	(107,895)	(101,572)	(98,064)	(93,761)

	$55,327	$48,467	$47,469	$48,895